October 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock MuniYield Quality Fund III, Inc. (MYI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.5%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 05/01/56	$3,540	$ 3,688,603
Series D, 5.00%, 03/01/55	15,340	16,633,852
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	6,955	7,249,695
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,960	4,450,348
Southeast Alabama Gas Supply District, Refunding RB, Series B, 5.00%, 06/01/49(a)	6,575	7,121,514
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	2,620	2,804,748
Series B, 5.00%, 01/01/54	9,000	9,596,083
		51,544,843
Arizona — 2.1%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	810	736,798
5.00%, 07/01/54	945	813,769
Series A, 5.00%, 07/01/49	1,675	1,520,922
Series A, 5.00%, 07/01/54	1,290	1,147,754
City of Phoenix Civic Improvement Corp., ARB, Junior Lien, 5.00%, 07/01/49	2,060	2,110,407
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(b)	1,620	1,475,371
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	855	814,119
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 01/01/47	5,000	5,255,962
Sierra Vista Industrial Development Authority, RB, 5.75%, 06/15/53(b)	2,500	2,516,686
		16,391,788
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 5.70%, 05/01/53	1,430	1,459,551
California — 12.5%
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 5.00%, 07/01/53	2,900	3,067,033
Sustainability Bonds, 5.50%, 10/01/54	4,935	5,428,366
Class B, Sustainability Bonds, 5.00%, 03/01/56	2,130	2,337,991
Series G, Sustainability Bonds, 5.00%, 11/01/55	6,125	6,542,769
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,250	1,240,304
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	3,900	3,120,000
California State University, Refunding RB, Series A, 4.63%, 11/01/56	7,040	7,208,417
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	1,630	1,802,971
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,485	3,749,097
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	255	259,149
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	4,336,347
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,862,360
Security	Par (000)	Value
California (continued)
Mt San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 6.25%, 08/01/43(d)	$3,975	$ 4,009,088
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGM), 0.00%, 08/01/38(c)	7,620	4,606,138
Poway Unified School District, Refunding GO(c)
0.00%, 08/01/35	7,820	5,824,111
0.00%, 08/01/36	10,000	7,113,903
Rio Hondo Community College District, GO(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	5,359,380
Series C, Election 2004, 0.00%, 08/01/38	12,940	8,236,416
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,971,638
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	14,500,026
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,020
Walnut Valley Unified School District, GO, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	4,371,483
		99,957,007
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/37	5,000	5,681,119
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,620,439
5.25%, 11/01/52	2,750	2,838,599
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,605	1,611,210
		12,751,367
Connecticut — 0.3%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series D, Sustainability Bonds, 6.25%, 05/15/54	2,485	2,689,083
District of Columbia — 0.9%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.25%, 10/01/49	1,430	1,498,801
Series A, AMT, 5.50%, 10/01/55	3,680	3,964,524
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.13%, 07/15/47	1,890	1,816,154
		7,279,479
Florida — 10.6%
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	1,640	1,390,021
Series A, 5.00%, 06/01/55	1,475	1,197,090
Series A, 5.50%, 06/01/57	500	435,907
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	4,315	4,714,580
City of Lakeland Florida Department of Electric Utilities, Refunding RB, 4.25%, 10/01/48	5,000	4,915,775
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/40	2,290	1,203,532
Series A, 0.00%, 09/01/42	1,150	530,185
Series A, 0.00%, 09/01/45	2,000	761,868

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	$5,000	$ 4,815,069
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.50%, 10/01/55	7,500	7,958,846
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series B, AMT, 5.00%, 10/01/40	6,430	6,505,861
County of Miami-Dade Seaport Department, Refunding RB
Series A, AMT, 5.25%, 10/01/52	5,980	6,109,595
Series B-2, AMT, Subordinate, 4.00%, 10/01/50	3,500	3,117,890
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	7,645	7,893,472
(AGM), 5.75%, 09/01/54	1,400	1,504,938
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	13,925	14,160,005
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(b)(e)(f)	1,500	1,514,916
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/34	5,060	5,357,859
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	715	763,117
Series C, 4.13%, 11/15/51	2,950	2,757,700
Kindred Community Development District II, SAB, 5.88%, 05/01/54	500	517,726
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	705	743,875
Parker Road Community Development District, Refunding SAB, 3.88%, 05/01/40	900	786,896
Seminole Improvement District, RB
5.00%, 10/01/32	230	239,043
5.30%, 10/01/37	260	271,791
Viera Stewardship District, SAB, Series 2023, 5.50%, 05/01/54	790	797,446
Village Community Development District No. 14, SAB, 5.50%, 05/01/53	1,625	1,654,350
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	710	712,158
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	640	627,581
4.13%, 05/01/38	630	610,768
		84,569,860
Georgia — 1.7%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	630	413,341
Main Street Natural Gas, Inc., RB(a)
Series A, 5.00%, 06/01/53	4,195	4,447,312
Series B, 5.00%, 07/01/53	2,915	3,124,098
Series C, 5.00%, 09/01/53	2,445	2,615,690
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	3,000	3,230,663
		13,831,104
Security	Par (000)	Value
Hawaii — 0.5%
State of Hawaii Airports System Revenue, ARB
AMT, 5.00%, 08/01/27	$2,000	$ 2,001,727
AMT, 5.00%, 08/01/28	1,775	1,776,638
		3,778,365
Idaho — 1.1%
Idaho Health Facilities Authority, Refunding RB, 4.38%, 03/01/53	960	918,758
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	6,955	7,496,016
		8,414,774
Illinois — 9.2%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	1,270	1,228,264
Series A, 6.25%, 12/01/50	305	318,833
Chicago Board of Education, Refunding GO
Series B, 5.00%, 12/01/36	1,300	1,295,129
Series B, 12/01/43(g)	1,410	1,469,803
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 5.00%, 01/01/48	4,250	4,263,986
Series B, Senior Lien, 5.50%, 01/01/59	3,990	4,287,154
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, (AGM-CR), 5.00%, 12/01/46	4,565	4,594,596
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	2,485	2,702,237
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	15,026,804
Series A, (NPFGC), 0.00%, 12/15/34	41,880	30,113,919
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	4,041,855
State of Illinois, GO
Series B, 5.25%, 05/01/43	1,640	1,726,221
Series E, 5.00%, 09/01/43	2,480	2,591,341
		73,660,142
Indiana — 1.6%
Avon Community School Building Corp., RB, (ST INTERCEPT), 5.50%, 01/15/43	1,500	1,639,241
Indiana Finance Authority, RB, Series A, 1st Lien, Sustainability Bonds, 4.00%, 10/01/51	2,025	1,850,692
Indiana Finance Authority, Refunding RB
5.50%, 10/01/50	2,180	2,360,662
Series C, 5.25%, 10/01/46	2,110	2,276,424
Series C, 5.25%, 10/01/47	730	785,436
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	3,315	3,495,777
		12,408,232
Kansas — 0.9%
Kansas Development Finance Authority, RB, Series A, 4.13%, 05/01/41	6,985	7,041,206
Kentucky — 3.6%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	475	449,096
Kentucky Public Energy Authority, Refunding RB(a)
Series A-1, 5.25%, 04/01/54	11,055	12,189,421
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kentucky (continued)
Kentucky Public Energy Authority, Refunding RB(a) (continued)
Series B, 5.00%, 01/01/55	$6,320	$ 6,864,997
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.60%, 07/01/39(d)	8,225	9,467,862
		28,971,376
Louisiana — 1.4%
Louisiana Public Facilities Authority, RB
5.25%, 10/01/53	4,010	4,005,754
AMT, 5.00%, 09/01/66	5,000	4,796,817
Parish of East Baton Rouge Capital Improvements District, RB, 5.00%, 08/01/46	2,020	2,133,134
		10,935,705
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, 5.25%, 07/01/50	1,500	1,563,042
Massachusetts — 1.8%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/50	5,000	5,235,166
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	8,480	8,250,214
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,080	1,044,858
		14,530,238
Michigan — 4.1%
Great Lakes Water Authority Water Supply System Revenue, RB, Series D, 2nd Lien, 5.50%, 07/01/55	11,740	12,704,772
Michigan Finance Authority, RB, Sustainability Bonds, 5.50%, 02/28/57	2,815	2,949,867
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	8,405	8,644,201
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 5.50%, 06/01/53	4,150	4,365,014
Michigan Strategic Fund, RB, AMT, (AGM), 4.25%, 12/31/38	2,000	2,001,228
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	2,500	2,366,643
		33,031,725
Minnesota — 0.3%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/53	2,590	2,746,546
Missouri — 1.4%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 04/01/45	4,840	4,545,907
Series A, 4.25%, 04/01/55	2,435	2,302,409
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.70%, 11/01/54	4,560	4,500,780
		11,349,096
Security	Par (000)	Value
Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 09/01/49	$5,835	$ 5,928,337
Nevada — 0.4%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	360	345,899
4.00%, 06/01/44	965	850,656
Tahoe-Douglas Visitors Authority, RB, 5.00%, 07/01/51	1,610	1,603,357
		2,799,912
New Hampshire — 2.6%
New Hampshire Business Finance Authority, RB
Series 2025-1, Class A1, 4.09%, 01/20/41(a)	1,194	1,189,450
Series A, Sustainability Bonds, 5.50%, 06/01/55	6,995	7,358,525
New Hampshire Business Finance Authority, RB, M/F Housing
1st Series, Class B, 5.75%, 04/28/42	1,825	1,905,227
Series 2025, Subordinate, 5.15%, 09/28/37	2,830	2,862,610
Class A-1, Sustainability Bonds, 0.00%, 11/20/42(a)	7,233	7,109,238
		20,425,050
New Jersey — 7.4%
New Jersey Economic Development Authority, RB
AMT, 5.13%, 01/01/34	1,930	1,933,287
AMT, 5.38%, 01/01/43	4,920	4,924,402
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,816,270
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, 5.10%, 10/01/50	4,105	4,232,508
New Jersey Transportation Trust Fund Authority, RB
Series BB, 5.00%, 06/15/46	5,825	6,115,740
Series C, (AG-CR AMBAC), 0.00%, 12/15/25(c)	8,550	8,520,609
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	7,045,387
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	10,945	11,195,138
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/55	3,560	3,828,205
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	3,310	3,274,342
Sub-Series B, 5.00%, 06/01/46	6,195	6,031,687
		58,917,575
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	425	412,731
New York — 9.6%
City of New York, GO, Series G-1, 5.25%, 02/01/53	660	703,315
Metropolitan Transportation Authority, Refunding RB, Series A-1, Sustainability Bonds, 5.25%, 11/15/57	3,050	3,072,070
New York City Municipal Water Finance Authority, RB, Series BB, 5.25%, 06/15/55	1,700	1,820,232
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/47	4,650	4,518,124

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series C-1, Subordinate, 4.00%, 02/01/43	$20	$ 19,406
New York Liberty Development Corp., Refunding RB, Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	7,430	5,457,306
New York State Dormitory Authority, Refunding RB, Series E, 4.00%, 03/15/46	1,825	1,733,319
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	1,555	1,632,818
Series A, AMT, 5.25%, 01/01/50	2,360	2,359,959
AMT, Sustainability Bonds, (AGM), 6.00%, 06/30/60	3,360	3,631,837
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,275	3,425,890
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	6,800	6,922,276
AMT, Sustainability Bonds, 5.50%, 06/30/60	3,950	4,032,834
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	5,205	5,359,522
Port Authority of New York & New Jersey, ARB, AMT, 4.00%, 09/01/43	3,000	2,812,057
Port Authority of New York & New Jersey, Refunding RB, Series 226, AMT, 5.00%, 10/15/39	2,500	2,637,096
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	10,090	9,494,704
Series A, 5.25%, 05/15/52	1,325	1,399,236
Triborough Bridge & Tunnel Authority, RB
Class A, 5.25%, 12/01/48	5,125	5,463,369
Series A-1, 4.00%, 11/15/54	3,765	3,465,883
Series D-2, Senior Lien, Sustainability Bonds, 5.50%, 05/15/52	6,500	6,961,841
		76,923,094
North Dakota — 1.2%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	3,030	3,058,179
Series C, Sustainability Bonds, 4.75%, 07/01/49	6,245	6,328,447
		9,386,626
Ohio — 1.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,615	5,543,629
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	4,500	4,533,114
		10,076,743
Oklahoma — 0.7%
Oklahoma Municipal Power Authority, Refunding RB, Series A, (AGM), 5.25%, 01/01/56	3,760	4,003,972
Tulsa Municipal Airport Trust Trustees, Refunding ARB, AMT, 6.25%, 12/01/35	1,600	1,845,118
		5,849,090
Oregon — 0.7%
Clackamas County School District No. 12 North Clackamas, GO, CAB(c)
Series A, (GTD), 0.00%, 06/15/27(h)	300	175,529
Security	Par (000)	Value
Oregon (continued)
Clackamas County School District No. 12 North Clackamas, GO, CAB(c) (continued)
Series A, (GTD), 0.00%, 06/15/38	$2,500	$ 1,419,929
Port of Portland Oregon Airport Revenue, Refunding ARB, series 29, AMT, Sustainability Bonds, 5.50%, 07/01/53	3,495	3,695,210
		5,290,668
Pennsylvania — 9.4%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/48	785	827,926
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	405	356,379
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series A, 5.00%, 10/01/47	3,650	3,702,179
Lancaster County Hospital Authority, RB, 5.00%, 11/01/51	2,940	2,959,646
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	450	450,171
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	13,560	13,593,255
AMT, 5.75%, 06/30/48	1,645	1,715,081
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series B-1, (AGM), 5.00%, 11/01/51	1,675	1,730,869
Series B2, 4.38%, 11/01/54	4,875	4,478,253
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 143A, Sustainability Bonds, 6.25%, 10/01/53	8,765	9,502,652
Series 148A, Sustainability Bonds, 4.75%, 10/01/50	10,000	10,105,459
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/41	4,740	4,776,607
Series C, 5.25%, 12/01/54	8,000	8,604,164
Pennsylvania Turnpike Commission, Refunding RB
Series B, 5.25%, 12/01/44	1,500	1,615,755
Series 2017-3, Subordinate, 5.00%, 12/01/40	2,330	2,394,928
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	4,315	4,016,770
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/49	3,500	3,713,383
		74,543,477
Puerto Rico — 2.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,079	2,990,450
Series A-2, Restructured, 4.78%, 07/01/58	214	201,245
Series A-2, Restructured, 4.33%, 07/01/40	573	555,520
Series B-1, Restructured, 4.75%, 07/01/53	937	885,935
Series B-1, Restructured, 5.00%, 07/01/58	14,927	14,497,710
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,185,840
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	7,315	2,545,858
		22,862,558
Rhode Island — 0.8%
Rhode Island Health and Educational Building Corp., RB, 5.00%, 11/01/53	6,170	6,355,603
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina — 3.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	$7,215	$ 7,847,183
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,290	1,152,201
Series A, 5.50%, 11/01/49	6,655	7,110,169
Series A, 5.50%, 11/01/50	525	559,623
South Carolina Public Service Authority, Refunding RB
Series A, 5.25%, 12/01/50	6,455	6,825,411
Series A, (AGM), 5.00%, 12/01/55	3,465	3,616,115
Series B, 5.00%, 12/01/51	2,110	2,153,567
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series B, 4.60%, 07/01/49	2,240	2,230,070
		31,494,339
South Dakota — 0.4%
South Dakota Housing Development Authority, Refunding RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.70%, 05/01/50	3,410	3,451,695
Tennessee — 0.8%
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 4.00%, 10/01/54	2,410	2,237,049
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue, Refunding RB, 5.25%, 07/01/55	2,075	2,210,363
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.50%, 07/01/42	2,000	2,148,796
		6,596,208
Texas — 11.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,420	710,000
7.88%, 11/01/62	1,195	717,000
Celina Independent School District, GO, (PSF), 4.00%, 02/15/53	4,990	4,674,558
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/53	2,125	2,240,728
City of Corpus Christi Texas Utility System Revenue, Refunding RB, 4.13%, 07/15/53	7,095	6,574,109
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	3,410	3,623,338
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	635	619,656
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.63%, 07/15/38	1,295	1,295,025
Series B, AMT, 5.50%, 07/15/36	300	329,773
Series B, AMT, 5.50%, 07/15/37	1,035	1,130,682
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, 5.50%, 07/01/55	4,815	5,136,924
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	703,461
City of Houston Texas, GOL
Series A, 5.25%, 03/01/49	4,715	5,049,828
Series A, 4.13%, 03/01/51	2,000	1,855,347
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/42	695	752,528
City of Hutto Texas, GOL, (BAM), 4.13%, 08/01/49	1,665	1,597,513
Conroe Independent School District, GO, (PSF), 4.00%, 02/15/50	5,330	4,993,713
Security	Par (000)	Value
Texas (continued)
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	$1,320	$ 1,309,073
Fort Bend Independent School District, Refunding GO, Series A, (PSF), 4.00%, 08/15/49	6,600	6,214,581
Galveston Independent School District, GO, (PSF), 4.00%, 02/01/47	8,075	7,768,085
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	5,810	3,523,580
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.50%, 08/15/49	4,915	5,393,486
Series A, 5.00%, 08/15/50(b)	1,385	1,177,654
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/49	7,635	7,972,679
(PSF), 5.25%, 02/15/55	2,280	2,435,806
Tarrant Regional Water District, RB, 4.25%, 09/01/55	2,230	2,143,579
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	727,205
Texas State Technical College, RB, (AGM), 5.50%, 08/01/42	3,335	3,660,659
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	2,540	2,431,337
Ysleta Independent School District, GO, (PSF), 4.25%, 08/15/56	3,250	3,132,652
		89,894,559
Utah — 3.0%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	480	484,864
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	6,100	6,178,543
Series A, AMT, 5.00%, 07/01/48	3,140	3,162,006
Series A, AMT, 5.25%, 07/01/48	5,780	5,866,342
Series A, AMT, 5.50%, 07/01/55	4,685	4,994,473
Downtown Revitalization Public Infrastructure District, RB
Series A, 1st Lien, (AGM), 5.50%, 06/01/55	2,135	2,299,807
Series B, 2nd Lien, (AGM), 5.50%, 06/01/55	760	818,054
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	190	183,297
		23,987,386
Virginia — 0.6%
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	2,180	2,269,604
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,539,155
		4,808,759
Washington — 0.8%
Port of Seattle Washington, Refunding ARB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,478,277
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,040	1,074,546
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.50%, 09/01/55	630	669,067
		6,221,890
Wisconsin — 2.2%
Public Finance Authority, RB
Class A, 4.25%, 06/15/31(b)	270	257,656
Class A, 5.00%, 06/15/41(b)	895	798,527
Class A, 5.00%, 06/15/51(b)	590	486,711
AMT, 5.75%, 12/31/65	3,850	3,987,620
AMT, 6.50%, 12/31/65	2,505	2,751,212

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	$845	$ 778,272
Wisconsin Health & Educational Facilities Authority, RB, Class A, 5.50%, 02/15/54	4,675	4,940,797
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/51	3,000	2,620,627
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	1,080	1,106,566
		17,727,988
Total Municipal Bonds — 123.3% (Cost: $939,265,008)		982,858,817
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama — 1.5%
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,805,292
California — 1.3%
Los Angeles Unified School District, GO, Series QRR, Sustainability Bonds, 5.25%, 07/01/47	9,750	10,490,320
District of Columbia — 1.9%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, 2nd Lien, 5.50%, 07/15/60	13,660	14,849,044
Florida — 3.8%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,393,710
City of Tampa Florida, RB, Series A, 5.00%, 11/15/46	10,500	10,525,133
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/51	5,138	5,402,058
		30,320,901
Illinois — 6.2%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, Second Lien, (BAM), 5.00%, 12/01/46	10,000	10,422,590
Illinois Finance Authority, Refunding RB, Series A, 5.00%, 07/15/42	20,000	20,428,716
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	8,000	8,200,406
Series A, 5.00%, 01/01/46	10,470	10,794,459
		49,846,171
Massachusetts — 1.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/53	10,010	10,454,786
Security	Par (000)	Value
New Jersey — 1.5%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	$6,342	$ 6,620,909
New Jersey Turnpike Authority, RB, Series B, 5.25%, 01/01/49	5,255	5,631,683
		12,252,592
New York — 11.8%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	7,790	8,399,803
5.00%, 03/15/43	10,000	10,597,627
5.00%, 03/15/44	8,280	8,692,440
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C-1, Subordinate, 5.00%, 05/01/50	8,414	8,777,626
Series D-1, 5.25%, 11/01/43	12,040	12,951,722
Series D-1, 5.50%, 11/01/45	5,900	6,387,276
Series H-1, Subordinate, 5.00%, 11/01/50	5,000	5,226,046
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/41	9,795	10,098,142
Triborough Bridge & Tunnel Authority, RB
Series A, 5.50%, 11/15/57	11,382	12,180,715
Series D-2, Senior Lien, Sustainability Bonds, 5.25%, 05/15/47	9,810	10,390,601
		93,701,998
Ohio — 4.6%
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/55	20,000	21,158,991
University of Cincinnati, RB, Series A, 5.00%, 06/01/45	15,025	15,189,441
		36,348,432
Pennsylvania — 1.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	13,550	13,610,886
Texas — 3.7%
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/49	10,330	11,082,293
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,830,025
North Texas Municipal Water District, RB, 5.00%, 06/01/50(j)	8,037	8,368,005
		29,280,323
Washington — 4.9%
City of Everett Washington Water & Sewer Revenue, 5.00%, 12/01/50	10,370	10,903,863
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	$15,500	$ 15,561,501
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	11,970	12,606,503
		39,071,867
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 44.2% (Cost: $344,005,719)		352,032,612
Total Long-Term Investments — 167.5% (Cost: $1,283,270,727)		1,334,891,429

	Shares
Short-Term Securities
	Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.01%(k)(l)	5,240,523	5,241,048
	Total Short-Term Securities — 0.6% (Cost: $5,240,609)	5,241,048
	Total Investments — 168.1% (Cost: $1,288,511,336)	1,340,132,477
	Other Assets Less Liabilities — 1.6%	12,755,094
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (25.0)%	(199,595,995)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (44.7)%	(356,189,559)
	Net Assets Applicable to Common Shares — 100.0%	$ 797,102,017

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	When-issued security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 1, 2032 to January 1, 2033, is $21,798,515.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 8,057,737	$ —	$ (2,816,689)(a)	$ —	$ —	$ 5,241,048	5,240,523	$ 68,235	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
October 31, 2025
BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 982,858,817	$ —	$ 982,858,817
Municipal Bonds Transferred to Tender Option Bond Trusts	—	352,032,612	—	352,032,612
Short-Term Securities
Money Market Funds	5,241,048	—	—	5,241,048
	$5,241,048	$1,334,891,429	$—	$1,340,132,477
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(198,497,711)	$—	$(198,497,711)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)
	$—	$(554,897,711)	$—	$(554,897,711)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate
PSF	Permanent School Fund
RB	Revenue Bonds
Portfolio Abbreviation (continued)
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
ST	Special Tax
Schedule of Investments